Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2012-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2014

A.	DATES	Begin	End	# days

1	Payment Date		1/15/2015
2	Collection Period	12/1/2014	12/31/2014	31
3	Monthly Interest Period-Actual	12/15/2014	1/14/2015	31
4	Monthly Interest - Scheduled	12/15/2014	1/14/2015	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	200,000,000.00	-	-	-	-	-	0.0000000
7	Class A-3 Notes	203,670,000.00	-	-	-	-	-	0.0000000
8	Class A-4 Notes	60,000,000.00	13,490,208.42	-	-	13,490,208.42	-	0.0000000
9	Total Class A Notes	643,310,000.00	13,490,208.42	0.00	0.00	13,490,208.42	0.00
10	Class B Notes	30,450,000.00	30,450,000.00	-	-	659,640.30	29,790,359.70	0.9783369

11	Total Notes	$673,760,000.00	43,940,208.42	$0.00	$0.00	$14,149,848.72	29,790,359.70

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	11,916.35	0.1986058	13,490,208.42	224.8368070	0.00
20	Total Class A Notes		11,916.35	0.0185235	13,490,208.42	20.9699965	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	659,640.30	21.6630640	0.00

22	Totals		49,725.10	0.0738024	14,149,848.72	21.0013190	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	128,620,454.06				115,885,590.21

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	3.50%	3.50%
25	Aggregate Securitization Value	761,318,516.91	128,761,766.90
26	Aggregate Base Residual Value (Not Discounted)	509,718,503.66	120,041,174.30

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	156	505,768.97
28	Turn-in Ratio on Scheduled Terminations			35.90%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	10,106	142,911,615.62
30	Depreciation/Payments		(2,334,200.57)
31	Gross Credit Losses	(25)	(363,115.53)
32	Early Terminations — Regular	-	-
33	Scheduled Terminations — Returned	(598)	(7,309,153.91)
34	Payoff Units & Lease Reversals	(272)	(4,143,378.71)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	9,211	128,761,766.90

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2014

C.	SERVICING FEE

37	Servicing Fee Due	119,093.01

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(11,131.06)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,806,592.58
41	Beginning Reserve Account Balance	3,806,592.58
42	Ending Reserve Account Balance	3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	8,492	98.80%	119,638,757.70
44	31 - 60 Days Delinquent	84	0.98%	1,213,760.98
45	61 - 90 Days Delinquent	13	0.15%	200,289.78
46	91+ Days Delinquent	6	0.07%	56,838.48

47	Total	8,595	100.00%	121,109,646.94

48	Prepayment Speed (1 Month)				1.75%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

49	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	598	7,309,153.91
50	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(8,253,761.66)
51	Less: Excess Wear and Tear Received in Current Period		(14,011.67)
52	Less: Excess Mileage Received in Current Period		(5,357.50)

	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(963,976.92)

53	Beginning Cumulative Net Residual Losses		(19,982,506.85)
54	Current Period Net Residual Losses		(963,976.92)

55	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(20,946,483.77)

56	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-2.75%

	Credit Losses:	Units	Amounts
57	Aggregate Securitization Value on charged-off units	25	363,115.53
58	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(340,838.65)

59	Current Period Net Credit Losses/(Gains)		22,276.88

60	Beginning Cumulative Net Credit Losses		3,737,608.61
61	Current Period Net Credit Losses		22,276.88

62	Ending Cumulative Net Credit Losses		3,759,885.49

63	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.49%

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

64	Lease Payments Received	3,184,566.25
65	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	8,273,130.83
66	Liquidation Proceeds, Recoveries & Expenses	299,084.03
67	Insurance Proceeds	41,754.62
68	Sales Proceeds, Recoveries & Expenses - Early Terminations	-
69	Payoff Payments	4,983,863.37
70	All Other Payments Received	-

71	Collected Amounts	16,782,399.10

72	Investment Earnings on Collection Account	595.12

73	Total Collected Amounts, prior to Servicer Advances	16,782,994.22

74	Servicer Advance	0.00

75	Total Collected Amounts - Available for Distribution	16,782,994.22

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

76	Servicing Fee	119,093.01
77	Interest on the Exchange Note - to the Trust Collection Account	159,703.73
78	Principal on the Exchange Note - to the Trust Collection Account	12,734,863.85
79	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,577,465.75
80	Remaining Funds Payable to Trust Collection Account	1,191,867.88

81	Total Distributions	16,782,994.22

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

82	Available Funds	16,663,901.21

83	Investment Earnings on Reserve Account	143.65

84	Reserve Account Draw Amount	0.00

85	Total Available Funds - Available for Distribution	16,664,044.86

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

86	Administration Fee	5,954.65
87	Class A Noteholders' Interest Distributable Amount	11,916.35
88	Noteholders' First Priority Principal Distributable Amount	-
89	Class B Noteholders' Interest Distributable Amount	37,808.75
90	Noteholders' Second Priority Principal Distributable Amount	-
91	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
92	Noteholders' Regular Principal Distributable Amount	14,149,848.72
93	Remaining Funds Payable to Certificateholder	2,458,516.39

94	Total Distributions	16,664,044.86